FINANCIAL INSTRUMENTS, FAIR VALUES AND RISK MANAGEMENT - Disclosure of realized and unrealized gains and losses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Realized gain (loss) on risk management contracts	$ (105,977)	$ (95,407)	$ 66,121
Unrealized gain (loss) on risk management contracts	38,112	(16,649)	(18,353)
Total gain (loss) on risk management contracts	(67,865)	(112,056)	47,768
Crude Oil [Member]
Disclosure of detailed information about financial instruments [line items]
Realized gain (loss) on risk management contracts	(51,195)	(62,112)	67,322
Unrealized gain (loss) on risk management contracts	7,662	(1,509)	(18,758)
Total gain (loss) on risk management contracts	(43,533)	(63,621)	48,564
Natural Gas [Member]
Disclosure of detailed information about financial instruments [line items]
Realized gain (loss) on risk management contracts	(43,077)	(23,452)	(1,201)
Unrealized gain (loss) on risk management contracts	20,581	(5,271)	405
Total gain (loss) on risk management contracts	(22,496)	(28,723)	$ (796)
NGL [Member]
Disclosure of detailed information about financial instruments [line items]
Realized gain (loss) on risk management contracts	(11,705)	(9,843)
Unrealized gain (loss) on risk management contracts	9,869	(9,869)
Total gain (loss) on risk management contracts	$ (1,836)	$ (19,712)